Shareholder Report, Average Annual Return (Details) 191623_DoubleLine Shiller Enhanced CAPE_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	2.53%	6.07%	11.58%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.80%	12.06%	14.16%